Unaudited Condensed Consolidated Income Statements - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Continuing operations:
Gross premiums earned		$ 19,842	$ 21,081
Outward reinsurance premiums		(30,149)	(673)
Earned premiums, net of reinsurance		(10,307)	20,408
Investment return		3,910	31,873
Other income		333	258
Total revenue, net of reinsurance		(6,064)	52,539
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		9,855	(47,448)
Acquisition costs and other expenditure		(3,032)	(3,508)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(163)	(293)
Gain attaching to corporate transactions			17
Total charges net of reinsurance		6,660	(51,232)
Share of profit from joint ventures and associates net of related tax		133	137
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	729	1,444
Remove tax charge attributable to policyholders' returns		(66)	(285)
Profit before tax attributable to shareholders' returns		663	1,159
Total tax charge attributable to shareholders' and policyholders' returns		(195)	(286)
Remove tax charge attributable to policyholders' returns		66	285
Tax charge attributable to shareholders' returns		(129)	(1)
Profit from continuing operations		534	1,158
Profit from discontinued operations	[2]		835
Profit for the period		534	1,993
Attributable to:
Equity holders of the Company From continuing operations		512	1,152
Equity holders of the Company From discontinued operations			835
Non-controlling interests from continuing operations		22	6
Profit for the period		$ 534	$ 1,993
Basic
Based on profit from continuing operations (in USD per share)		$ 0.197	$ 0.446
Based on profit from discontinued operations (in USD per share)			0.323
Total (in USD per share)		0.197	0.769
Diluted
Based on profit from continuing operations (in USD per share)		0.197	0.446
Based on profit from discontinued operations (in USD per share)			0.323
Total (in USD per share)		0.197	0.769
Dividends relating to reporting period:
First interim ordinary dividend (in USD per share)		0.0537	0.2029
Dividends paid in reporting period:
Second interim ordinary dividend for prior year (in USD per share)		$ 0.2597	$ 0.4289

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Discontinued operations for half year 2019 related to the UK and Europe operations (M&G plc) that were demerged from the Group in October 2019.